[Logo]
INVESTMENT MANAGEMENT
We invented the mutual fund(SM)





                    MFS(R) MID CAP
                    GROWTH FUND
                    (Formerly MFS(R) OTC Fund)

                    SEMIANNUAL REPORT o FEBRUARY 28, 1998












                  THE ROTH IRA IS NOW AVAILABLE (see page 32)

                                 IN MEMORIAM

                               A. KEITH BRODKIN
                                 1935 - 1998
                     CHAIRMAN AND CHIEF EXECUTIVE OFFICER
                        MFS INVESTMENT MANAGEMENT(SM)

[Photo of A. Keith Brodkin]

On February 2, 1998, Keith Brodkin, a friend and leader to everyone at MFS, died unexpectedly at age 62. His thoughtful letters to shareholders on the markets and economy have been an integral part of MFS shareholder reports like this one for many years.

Keith joined MFS in 1970 as the firm's first fixed-income manager, managing the bond portion of MFS(R) Total Return Fund. He went on to manage our first pure bond fund, MFS(R) Bond Fund, when it was introduced in 1974, and he was considered a pioneer in the art of active bond management.

Keith was named President and Chief Investment Officer of MFS in 1987 and four years later became Chairman and Chief Executive Officer. During his stewardship, MFS has achieved significant growth in total assets under management, rising from some $25 billion in 1991 to the over $70 billion today entrusted to us by three million individual and institutional investors worldwide. Under Keith's leadership, MFS has carefully but steadily built its domestic and international investment capabilities through the introduction of a range of new products and a still-growing staff that now numbers over 100 equity and fixed-income professionals.

Throughout his career, Keith was very active in a wide range of charitable endeavors. He is survived by his wife and three children.

His leadership, friendship, and wise counsel will be sorely missed.

TABLE OF CONTENTS

Letter from the Chairman ..................................................  2
A Discussion with the Portfolio Manager ...................................  4
Portfolio Manager's Profile ...............................................  8
Fund Facts ................................................................  9
Performance Summary .......................................................  9
Portfolio Concentration ................................................... 11
Portfolio of Investments .................................................. 12
Financial Statements ...................................................... 17
Notes to Financial Statements ............................................. 24
MFS Investment Opportunities .............................................. 30
The MFS Family of Funds(R) ................................................ 31
Roth IRA .................................................................. 32
Trustees and Officers ..................................................... 33

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   HIGHLIGHTS
--------------------------------------------------------------------------------

   o FOR THE SIX MONTHS ENDED FEBRUARY 28, 1998, CLASS A SHARES OF THE FUND PROVIDED A TOTAL RETURN AT NET ASSET VALUE OF 13.41%, CLASS B AND CLASS C SHARES 13.00%, AND CLASS I SHARES 13.38%. (SEE PERFORMANCE SUMMARY FOR MORE INFORMATION.)

   o THE FUND BENEFITED FROM A STRONG MARKET FOR SMALL- AND MID-SIZED COMPANY STOCKS AND FOR GROWTH STOCKS IN GENERAL. SPECIFICALLY, THE TECHNOLOGY STOCKS PERFORMED WELL, AS DID BUSINESS SERVICES COMPANIES.

   o HOLDINGS IN HEALTH CARE INFORMATION COMPANIES BENEFITED FROM HOSPITALS' INCREASING NEED TO MANAGE PATIENT RECORDS AND BILLING INFORMATION BETTER, AS WELL AS TO KEEP UP WITH CURRENT MEDICAL PRACTICES.

   o EFFECTIVE SEPTEMBER 1, 1997, THE NAME OF THE FUND WAS CHANGED TO MFS(R) MID CAP GROWTH FUND. WHILE THE FUND'S INVESTMENT OBJECTIVE -- LONG-TERM GROWTH OF CAPITAL -- IS THE SAME, THE FUND WILL BE ABLE TO INVEST IN STOCKS OF BOTH SMALL- AND MEDIUM- CAPITALIZATION COMPANIES, AS OPPOSED TO BEING LIMITED TO STOCKS LISTED ON THE OVER-THE-COUNTER MARKET, OR NASDAQ.

   ------------------------------------------------------------------------
             NOT FDIC INSURED   MAY LOSE VALUE   NO BANK GUARANTEE
   ------------------------------------------------------------------------

LETTER FROM THE CHAIRMAN

[Photo of Jeffrey L. Shames]

    Jeffrey L. Shames

Dear Shareholders:
As investment managers we take a long-term view of the world's economies, as well as of the stock and bond markets, and try to avoid getting caught up in short-term fluctuations. However, it is hard to ignore unexpected events such as the Asian economic turmoil or closely watched companies that miss their quarterly earnings estimates. Given the potential for these events and their possible impact on major market indices, we think it's important to offer some perspective about recent market behavior and to let you know what MFS is doing in an effort to provide you with favorable long-term investment performance.

The most notable recent event affecting investment markets has been the Asian turmoil, which began in the summer of 1997 as a result of slowing growth rates in the region and excess speculation in real estate markets. Since then, most countries in the region have begun to implement the economic and regulatory restructuring needed to put themselves on a stronger financial foundation. While it may be a few years before some of these countries return to solid economic footing, and while there will probably be a relatively short-term impact on the U.S. economy, we believe the long-term outlook for the region is quite positive.

The Asian situation has brought home the lesson that major events can quickly impact investment markets around the world, including those of the United States. Although U.S. equities have enjoyed a bull market lasting more than 15 years and have continued to set records in the first several weeks of 1998, there have been brief bouts of volatility associated with the Asian turmoil, as well as with perceived downturns for certain industries such as technology.

While we believe the long-term outlook for the equity markets is favorable, other, unforeseen events can trigger fairly extended periods during which prices decline or remain relatively flat. Since no one can predict market cycles, that makes it that much more important to find companies that can keep growing in the face of the occasional downturn and even gain market share. For us, this means using original, bottom-up research to examine each company's earnings potential and position as well as the overall prospects for its industry. To that end, MFS continues to increase the research support available to portfolio managers of MFS funds.

On the fixed-income side, MFS uses active portfolio management based on extensive research and credit analysis to reduce the potential for price declines and enhance the opportunity for price appreciation. For both equity and fixed-income managers, this means visiting and meeting with thousands of companies and issuers of credit every year, as well as attending many presentations and closely following sources of industry research.

We believe this approach, based on thorough research, teamwork, innovative thinking, and the free exchange of ideas, is the best way to get the most performance for shareholders in MFS funds -- in any market environment.

We appreciate your support and welcome any questions or comments you may have.

Respectfully,

[Graphic Omitted]
/s/Jeffrey L. Shames
Chairman and Chief Executive Officer
MFS Investment Management

March 16, 1998

--------------------------------------------------------------------------------
   JEFFREY L. SHAMES, A GRADUATE OF WESLEYAN UNIVERSITY AND THE
   MASSACHUSETTS INSTITUTE OF TECHNOLOGY SLOAN SCHOOL OF MANAGEMENT, JOINED
   MFS IN 1983. AFTER FOUR YEARS AS AN INDUSTRY ANALYST AND PORTFOLIO
   MANAGER, HE WAS NAMED CHIEF EQUITY OFFICER IN 1987 AND PRESIDENT AND A
   MEMBER OF THE BOARD OF DIRECTORS IN 1993. MR. SHAMES WAS APPOINTED
   CHAIRMAN AND CHIEF EXECUTIVE OFFICER IN FEBRUARY 1998.
--------------------------------------------------------------------------------

A DISCUSSION WITH THE PORTFOLIO MANAGER

[Photo of Mark Regan]

     Mark Regan

For the six months ended February 28, 1998, Class A shares of the Fund provided a total return of 13.41%, Class B and Class C shares 13.00%, and Class I shares 13.38%. These returns, which include the reinvestment of distributions but exclude the effects of any sales charges, compare to a 9.64% return for the Russell 2000 Total Return Index (the Russell 2000) for the same period. The Russell 2000 is an unmanaged index comprised of 2,000 of the smallest U.S.-domiciled company common stocks that are traded on the New York Stock Exchange, the American Stock Exchange, and NASDAQ.

Q. WHAT DO YOU SEE AS SOME REASONS FOR THE FUND'S PERFORMANCE OVER THE PAST SIX MONTHS?

A. We had a strong market for small- and mid-sized company stocks and for growth stocks in general. Specifically, the technology stocks performed well and the Fund was overweighted there, at about 31% of assets. These stocks were broadly diversified, with about 18% of that 31% in software and about 10% in networking and telecommunications-related holdings. Performance was also helped by business services companies, which have been exceptionally strong. Holdings here included Tyco International, which was up about 40% during the period, along with a number of health care information companies, such as Shared Medical, which was up about 50%. Last fall's Asian fears weakened some companies, but we added to our positions in them because we felt the Asian effect was being disproportionally placed on companies that were less impacted by it. Specifically, Teradyne and Ascend Communications were two large positions in the Fund that were seeing more effect from Asia than we felt was justified based on the companies' actual operating results.

Q. HOW WOULD YOU DESCRIBE THE RECENT INVESTMENT ENVIRONMENT?

A. This period of low and stable interest rates made it a stock-picker's environment, one in which we could look to the stocks we picked to deliver on their earnings growth rates and drive performance. It was a very favorable environment for small- and mid-sized company stocks because that category has not had any real expansion in price-to-earnings multiples over the past three years, while the larger-company and value-oriented stocks have had a tremendous expansion in multiples over that same period.

Q. BEFORE SEPTEMBER 1, 1997, THE FUND WAS KNOWN AS MFS(R) OTC FUND. HOW HAS THE STRATEGY CHANGED SINCE BECOMING MFS MID CAP GROWTH FUND?

A. Before, we had to hold positions that weren't necessarily the right ones, simply because we had to keep to the old charter. That reduced our flexibility to trade out of NASDAQ stocks if we felt they had become fully valued. And with the volatility in NASDAQ, where the price of an individual stock can fluctuate more than 50% over a year, we lost the flexibility to add to or reduce positions based on their volatility. Now, we can look at companies in a number of areas that we were precluded from owning previously, and we have expanded weightings in retailing, energy, and financial services. Specifically, Tyco International, Franklin Resources, Fred Meyer, Rite Aid, Teradyne, and Shared Medical are six big positions in the mid-sized company growth range that could not have been held under the old charter.

Q. IN GENERAL, HOW DO YOU SELECT STOCKS FOR THE PORTFOLIO?

A. It's a bottom-up process, by which we work with the analysts to try and find attractive companies that fit the profile we're looking for. That includes companies in industries that are growing in the 20% to 25% range. We also like to wait for an industry to narrow down to two or three competitors from 10 or 15. As that transition occurs, we try and identify the winners and purchase them. That can happen in any business.

Q. CAN YOU GIVE US AN EXAMPLE OF A COMPANY THAT ILLUSTRATES THIS PROCESS?

A. The Fund's biggest position is Gemstar, a company that provides interactive program guides and other software products for consumer electronics, like on-screen program guides for televisions. There were four or five companies competing in this market when we started investing in it, but we focused on Starsight and Gemstar, based on our view that they had the right technology and patents to succeed in this industry. Then, as Gemstar came up with major licensing agreements with Telecommunications, Inc., Microsoft, and Thompson Communications, we concentrated our holdings on that company. Now, as the competitors have been reduced from several to two, the business growth for Gemstar has become much more visible and its growth rate has accelerated.

Q. TECHNOLOGY STOCKS MAKE UP THE LARGEST SECTOR IN THE FUND. COULD YOU TALK ABOUT THE KINDS OF COMPANIES YOU LIKE IN THIS INDUSTRY?

A. We don't focus at all on commodity technology companies. Instead, we look for companies that dominate attractive industry niches. We might look for a company that has developed a type of software that is a dominant solution in its segment. For example, Synopsys is a dominant provider of software for the design of semiconductors and has a 40% to 50% market share. In that business, the rapid growth in processing power and chip density has created a natural demand for more and more services over time, in that the technology is advancing so fast that the software to operate it has to advance just as fast to keep up. So a software company's underlying business will always be driven by technological advances, and if it has a 40% or 50% market share and stays current with the changes, it can ride the growth of technology.

Q. YOUR SECOND LARGEST GROUP IS MISCELLANEOUS, SPECIFICALLY, BUSINESS SERVICES. TELL US ABOUT THAT.

A. That's made up of two areas. The biggest is health care information, which comprises about 7% of the portfolio. Health care is an area that's underinvested in information technology and would be one of the greatest beneficiaries of it. Hospitals need to manage information better. They have to know more about their patients and the best practices. The only way to get all that is with information technology, and we're seeing a continual rise in the percentage of capital budgets being spent for information technology by hospitals. We own a number of these companies, including HBO, Shared Medical, Transitions Systems, and HCIA. The other area is represented by transaction processing companies and Tyco International, which is a very well-run company with a diversified base of businesses. It's a great growth company and, in fact, it's gotten a bit too big for the portfolio, so we're reducing our position in it somewhat.

Q. WHAT ABOUT HEALTH CARE?

A. That's dominated by two groups: medical services and medical devices. The services include nursing homes and a number of outpatient services companies. In medical devices, we're looking for companies that have good growth visibility (of 25% or more) and whose devices or procedures have been approved by the FDA. This includes heart-related devices, defibrillators, and pacemakers, as well as treatments for heart disease, cancer, brain disorders, or urological diseases. All of those categories tend to serve a large population base, they have a meaningful impact on people's lives, and they are highly valued. A $5,000 pacemaker is a good example of something that many people need to survive.

Q. AND LEISURE?

A. Again, that's mainly Gemstar, but this sector also includes cable companies, consumer electronics equipment, broadcasting, and some hotels. In broadcasting, we're seeing continued consolidation, attractive fundamentals, and strong advertising. In hotels, it's just a case of capacity, and most companies haven't built any new hotels lately, which gives them good pricing power.

Q. COULD YOU TALK ABOUT SOME STOCKS THAT HAVE PERFORMED BETTER THAN EXPECTED?

A. Well, again, it would have to be Gemstar. It's probably up over 55% or 60% in the past year. It really wasn't a surprise, but it helped when Microsoft licensed Gemstar's technology and decided to incorporate Gemstar's entertainment guide products into Windows 98 and its other platforms, including Windows CE and Web TV. Gemstar signed a similar, 10-year agreement with Telecommunications, Inc. to become its exclusive program guide, by which the company is getting $10 for every connection that goes through TCI.

Q. AND WHAT ABOUT STOCKS THAT DID NOT PERFORM SO WELL?

A. The first would be MicroProse, the old Spectrum Holobyte, which develops entertainment software for personal computers. The industry has been consolidating for a number of years and MicroProse is a natural consolidation target. It had agreed to be taken over last year and the stock went up for a time, but then the deal fell apart and the stock fell dramatically. There are also a couple of holdovers from the OTC portfolio for which we have not been able to find an attractive exit price.

Q. WHAT DO YOU SEE AS THE BIGGEST RISK FOR THIS FUND THIS YEAR?

A. Rising interest rates, resulting from inflation, currency problems, or some other unforeseen event, would hurt this Fund and all other equity investments. Smaller-company portfolios and higher-growth portfolios usually get hit hardest on the initial correction. Another risk would be the market's moving from a growth market, which it is now, to a value market. Industries such as financial services, energy, and basic commodities would perform better than growth-oriented industries, and this Fund would underperform. We don't see inflation going up, so we don't see that as a risk. One area where we do see some risk is Asia. While the one- world market we have now creates tremendous opportunities, it also creates new risks, so we not only have to be aware of what's happening to sales on the West Coast of the United States, but also to sales in Asia, Latin America, and Europe. Asia will continue to be an issue for the next several months, so we're carefully checking our Asian exposure and our international exposure in general. [Graphic Omitted] Mark Regan Portfolio Manager

The opinions expressed in this report are those of the portfolio manager and are only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

/s/ Mark Regan
    Mark Regan
    Portfolio Manager

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   PORTFOLIO MANAGER'S PROFILE
--------------------------------------------------------------------------------

   MARK REGAN JOINED MFS IN 1989 AS A RESEARCH ANALYST AND WAS NAMED INVESTMENT OFFICER IN 1990, ASSISTANT VICE PRESIDENT -- INVESTMENTS IN 1991, AND VICE PRESIDENT -- INVESTMENTS IN 1992. A GRADUATE OF CORNELL UNIVERSITY AND THE MASSACHUSETTS INSTITUTE OF TECHNOLOGY SLOAN SCHOOL OF MANAGEMENT, HE HAS MANAGED MFS MID CAP GROWTH FUND SINCE 1993.
--------------------------------------------------------------------------------

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   FUND FACTS
--------------------------------------------------------------------------------

  NOTE: THE FUND CHANGED ITS NAME FROM MFS OTC FUND TO MFS MID CAP GROWTH FUND EFFECTIVE SEPTEMBER 1, 1997.

  OBJECTIVE:                   SEEKS LONG-TERM GROWTH OF CAPITAL.

  COMMENCEMENT OF
  INVESTMENT OPERATIONS:       DECEMBER 1, 1993

  CLASS INCEPTION:             CLASS A   DECEMBER 1, 1993
                               CLASS B   DECEMBER 1, 1993
                               CLASS C   AUGUST 1, 1994
                               CLASS I   JANUARY 2, 1997

  SIZE:                        $136.0 MILLION NET ASSETS AS OF FEBRUARY 28, 1998
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PERFORMANCE SUMMARY

Because mutual funds like MFS Mid Cap Growth Fund are designed for investors with long-term goals, we have provided cumulative results as well as the average annual total returns for Class A, Class B, Class C, and Class I shares for the applicable time periods.

AVERAGE ANNUAL AND CUMULATIVE TOTAL RATES OF RETURN
AS OF FEBRUARY 28, 1998

CLASS A INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                      6 Months       1 Year     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                +13.41%      +31.08%       +100.14%
--------------------------------------------------------------------------------
Average Annual Total Return               --        +31.08%       + 17.75%
--------------------------------------------------------------------------------
SEC Results                               --        +23.50%       + 16.11%
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CLASS B INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                      6 Months       1 Year     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                +13.00%      +30.12%        +92.67%
--------------------------------------------------------------------------------
Average Annual Total Return               --        +30.12%        +16.70%
--------------------------------------------------------------------------------
SEC Results                               --        +26.12%        +16.42%
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*For the period from the commencement of the Fund's investment operations,
 December 1, 1993, through February 28, 1998.

CLASS C INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                      6 Months       1 Year     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                +13.00%      +30.13%        +92.95%
--------------------------------------------------------------------------------
Average Annual Total Return               --        +30.13%        +16.74%
--------------------------------------------------------------------------------
SEC Results                               --        +29.13%        +16.74%
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CLASS I INVESTMENT RESULTS
(net asset value change including reinvested distributions)
                                      6 Months       1 Year     Life of Fund*
--------------------------------------------------------------------------------
Cumulative Total Return                +13.38%      +31.33%       +100.58%
--------------------------------------------------------------------------------
Average Annual Total Return               --        +31.33%       + 17.81%
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*For the period from the commencement of the Fund's investment operations,
 December 1, 1993, through February 28, 1998.

Class A share ("A") SEC results include the maximum 5.75% sales charge. Class B share ("B") SEC results reflect the applicable contingent deferred sales charge
(CDSC), which declines over six years from 4% to 0%. Class C shares ("C") have no initial sales charge but, like B, have higher annual fees and expenses than
A. C SEC results reflect the 1% CDSC applicable to shares redeemed within 12 months. Class I shares ("I") have no sales charge or Rule 12b-1 fees and are only available to certain institutional investors.

C results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of B for periods prior to the inception of C. Operating expenses of C are not significantly different than those of B. The B performance included in the C SEC performance has been adjusted to reflect the CDSC generally applicable to C rather than the CDSC generally applicable to B.

I results include the performance and the operating expenses (e.g., Rule 12b-1 fees) of A for periods prior to the inception of I. Because operating expenses of A are greater than those of I, I performance generally would have been higher than A performance. The A performance included in the I performance has been adjusted to reflect the fact that I have no initial sales charge.

Performance results reflect any applicable expense subsidies and waivers, without which the results would have been less favorable. Subsidies and waivers may be rescinded at any time. See the prospectus for details. All results are historical and assume the reinvestment of dividends and capital gains. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Past performance is no guarantee of future results.

PORTFOLIO CONCENTRATION AS OF FEBRUARY 28, 1998

LARGEST EQUITY SECTORS
[Graphic Omitted]

Technology                                                       31.1%
Other Sectors                                                    21.9%
Health Care                                                      12.2%
Miscellaneous (Conglomerates, special products/services)         12.2%
Leisure                                                          11.9%
Retailing                                                        10.7%

For a more complete breakdown, refer to the Portfolio of Investments.

TOP 10 EQUITY HOLDINGS

GEMSTAR INTERNATIONAL GROUP LTD.  7.5%          MARINER HEALTH GROUP, INC.  3.0%
Audio/video products company                    Nursing home and health care company

ASCEND COMMUNICATIONS, INC.  5.6%               CABLE DESIGN TECHNOLOGIES CORP.  3.0%
Telecommunications systems and products         Electronic data transmission cable manufacturer
company
                                                FRANKLIN RESOURCES, INC. 2.9%
EDIFY CORP.  3.6%                               Mutual fund and financial services company
Internet software company
                                                TERADYNE, INC.  2.6%
ORACLE CORP.  3.6%                              Electronic systems and software manufacturer
Database software developer and manufacturer
                                                ASPECT TELECOMMUNICATIONS CORP.  2.3%
SYNOPSYS, INC.  3.3%                            Telecommunications equipment manufacturer
Computer software and systems company

PORTFOLIO OF INVESTMENTS (Unaudited) -- February 28, 1998

Stocks - 97.2%
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ISSUER                                                                   SHARES                  VALUE
------------------------------------------------------------------------------------------------------
U.S. Stocks - 96.8%
  Advertising
    Doubleclick, Inc.                                                       200           $      6,387
------------------------------------------------------------------------------------------------------
  Apparel and Textiles
    Novel Denim Holdings Ltd.*                                              500           $     12,437
------------------------------------------------------------------------------------------------------
  Banks and Credit Companies - 2.1%
    Banc One Corp.                                                       12,100           $    683,650
    Compass Bancshares, Inc.                                             30,100              1,384,600
    First Security Corp.                                                 14,800                343,175
    Regions Financial Corp.                                              10,200                405,450
                                                                                          ------------
                                                                                          $  2,816,875
------------------------------------------------------------------------------------------------------
  Biotechnology - 0.2%
    IDEXX Laboratories, Inc.*                                            16,700           $    261,981
------------------------------------------------------------------------------------------------------
  Business Machines - 0.2%
    Affiliated Computer Services, Inc., "A"*                              7,400           $    238,187
------------------------------------------------------------------------------------------------------
  Business Services - 5.6%
    Acsys, Inc.                                                             500           $      6,563
    Concord EFS, Inc.*                                                   39,200              1,220,100
    DST Systems, Inc.*                                                   10,700                565,762
    First Consulting Group, Inc.*                                           300                  5,625
    Fiserv, Inc.*                                                        37,300              2,042,175
    Learning Tree International, Inc.*                                   81,400              1,780,625
    Memberworks, Inc.                                                     3,500                105,000
    Paymentech, Inc.*                                                    67,500              1,113,750
    Steelcase, Inc.                                                         700                 25,244
    Technology Solutions Co.*                                            23,550                765,375
                                                                                          ------------
                                                                                          $  7,630,219
------------------------------------------------------------------------------------------------------
  Chemicals - 2.0%
    Cambrex Corp.                                                        22,000           $  1,089,000
    Sigma-Aldrich Corp.                                                  41,700              1,647,150
                                                                                          ------------
                                                                                          $  2,736,150
------------------------------------------------------------------------------------------------------
  Computer Software - Personal Computers - 0.8%
    Microprose, Inc.*                                                   566,500           $  1,115,297
------------------------------------------------------------------------------------------------------
  Computer Software - Systems - 17.0%
    BMC Software, Inc.*                                                  27,600           $  2,111,400
    Cadence Design Systems, Inc.*                                        51,240              1,790,197
    Clarify, Inc.*                                                       43,800                657,000
    Compuware Corp.*                                                     32,500              1,369,063
    Comverse Technology, Inc.*                                           13,900                649,825
    E Trade Group, Inc.                                                   1,800                 48,150
    Edify Corp.*                                                        308,200              4,738,575
    Micromuse, Inc.                                                         300                  5,700
    Oracle Corp.*                                                       191,350              4,711,994
    Rational Software Corp.*                                              9,300                125,550
    Scopus Technology, Inc.*                                             27,000                381,375
    Security Dynamics Technologies, Inc.*                                16,800                598,500
    Simulation Sciences, Inc.*                                           47,400                485,850
    Synopsys, Inc.*                                                     125,859              4,397,199
    Vantive Corp.*                                                       36,000                985,500
                                                                                          ------------
                                                                                          $ 23,055,878
------------------------------------------------------------------------------------------------------
  Consumer Goods and Services - 2.1%
    1 800 Contacts*                                                         100           $      1,425
    Cd Now, Inc.                                                            300                  6,862
    Tyco International Ltd.                                              55,320              2,807,490
                                                                                          ------------
                                                                                          $  2,815,777
------------------------------------------------------------------------------------------------------
  Electrical Equipment - 2.9%
    Cable Design Technologies Corp.*                                    136,200           $  3,958,312
------------------------------------------------------------------------------------------------------
  Electronics - 4.3%
    Anadigics, Inc.*                                                      8,400           $    131,250
    Analog Devices, Inc.*                                                47,400              1,528,650
    Integrated Process Equipment Corp.*                                  17,700                327,450
    Speedfam International, Inc.*                                        17,800                475,038
    Teradyne, Inc.*                                                      72,300              3,411,656
                                                                                          ------------
                                                                                          $  5,874,044
------------------------------------------------------------------------------------------------------
  Entertainment - 9.2%
    American Radio Systems Corp., "A"*                                   13,600           $    812,600
    Gemstar International Group Ltd.*                                   323,400              9,944,551
    Harrah's Entertainment, Inc.*                                         5,700                120,056
    Hearst-Argyle Television, Inc.*                                       7,200                252,900
    Heftel Broadcasting Corp.*                                           10,200                483,225
    Jacor Communications, Inc.*                                          15,900                920,213
                                                                                          ------------
                                                                                          $ 12,533,545
------------------------------------------------------------------------------------------------------
  Financial Institutions - 4.0%
    Conning Corp.*                                                          300               $  5,625
    Finova Group, Inc.                                                   10,800                594,000
    Franklin Resources, Inc.                                             75,600              3,855,600
    Union Planters Corp.                                                 15,500                958,094
                                                                                          ------------
                                                                                          $  5,413,319
------------------------------------------------------------------------------------------------------
  Food and Beverage Products - 1.4%
    McCormick & Co., Inc.                                                41,800           $  1,199,137
    Tootsie Roll Industries, Inc.                                         8,900                664,163
                                                                                          ------------
                                                                                          $  1,863,300
------------------------------------------------------------------------------------------------------
  Insurance - 0.4%
    Conseco, Inc.                                                        12,500           $    586,719
    ESG Re Ltd.*                                                            800                 21,200
                                                                                          ------------
                                                                                          $    607,919
------------------------------------------------------------------------------------------------------
  Medical and Health Products - 2.6%
    AmeriSource Health Corp., "A"*                                       30,800           $  1,801,800
    Mentor Corp.                                                         31,100                907,731
    Uromed Corp.*                                                       359,300                842,110
                                                                                          ------------
                                                                                          $  3,551,641
------------------------------------------------------------------------------------------------------
  Medical and Health Technology and Services - 13.2%
    Bergen Brunswig Corp.                                                14,800           $    666,000
    Concentra Managed Care, Inc.*                                        33,055              1,134,200
    Cytyc Corp.*                                                         36,800                846,400
    HBO & Co.                                                            25,960              1,405,085
    HCIA, Inc.*                                                         107,300              1,468,669
    Health Management Associates, Inc., "A"*                             10,500                292,031
    HEALTHSOUTH Corp.*                                                   53,800              1,452,600
    Mariner Health Group, Inc.*                                         262,200              3,982,162
    Province Healthcare Co.*                                                300                  6,225
    Shared Medical Systems Corp.                                         27,400              2,094,388
    St. Jude Medical, Inc.*                                              17,400                635,100
    Total Renal Care Holdings, Inc.*                                     34,443              1,108,634
    Transition Systems, Inc.*                                           106,100              2,068,950
    United Healthcare Corp.                                              11,879                720,907
                                                                                          ------------
                                                                                          $ 17,881,351
------------------------------------------------------------------------------------------------------
  Oil Services - 5.2%
    Camco International, Inc.                                             5,700           $    333,450
    Cooper Cameron Corp.*                                                35,200              1,887,600
    Diamond Offshore Drilling, Inc.                                      34,200              1,549,687
    Global Industries, Inc.*                                             94,300              1,626,675
    National Oilwell, Inc.*                                              10,400                291,200
    Noble Drilling Corp.*                                                24,300                689,513
    Transocean Offshore, Inc.                                            16,500                709,500
                                                                                          ------------
                                                                                          $  7,087,625
------------------------------------------------------------------------------------------------------
  Oils - 0.4%
    Apache Corp.                                                         15,800           $    537,200
------------------------------------------------------------------------------------------------------
  Photographic Products - 0.1%
    Getty Images, Inc.                                                    3,900           $     97,500
------------------------------------------------------------------------------------------------------
  Printing and Publishing - 0.9%
    Scholastic Corp.*                                                    14,700           $    582,488
    Scripps (E.W.) Howard, Inc.                                          11,300                599,606
                                                                                          ------------
                                                                                          $  1,182,094
------------------------------------------------------------------------------------------------------
  Railroads - 0.2%
    Wisconsin Central Transportation Corp.*                              10,200           $    276,675
------------------------------------------------------------------------------------------------------
  Restaurants and Lodging - 0.7%
    Capstar Hotel Co.*                                                   11,200           $    378,000
    Four Seasons Hotels, Inc.                                            15,000                540,000
                                                                                          ------------
                                                                                          $    918,000
------------------------------------------------------------------------------------------------------
  Special Products and Services
    Visual Networks, Inc.                                                   200           $      4,025
------------------------------------------------------------------------------------------------------
  Stores - 8.7%
    BJ's Wholesale Club, Inc.*                                           61,600           $  2,086,700
    Duane Reade, Inc.                                                       400                  8,950
    Gymboree Corp.*                                                     106,100              2,851,437
    Home Depot, Inc.                                                     10,100                644,506
    Office Depot, Inc.*                                                  43,900              1,209,994
    Republic Industries, Inc.*                                           30,300                715,838
    Rite Aid Corp.                                                       68,800              2,227,400
    Viking Office Products, Inc.*                                        97,600              2,147,200
                                                                                          ------------
                                                                                          $ 11,892,025
------------------------------------------------------------------------------------------------------
  Supermarkets - 1.6%
    Meyer (Fred), Inc.*                                                  50,090           $  2,225,874
------------------------------------------------------------------------------------------------------
  Telecommunications - 10.7%
    Aerial Communications, Inc.*                                        176,900           $  1,503,650
    Ascend Communications, Inc.*                                        197,800              7,405,137
    Aspect Telecommunications Corp.*                                    114,200              3,012,025
    Cisco Systems, Inc.*                                                  6,350                418,306
    Corsair Communications, Inc.                                          5,600                114,800
    Global Telesystems Group, Inc.                                          800                 29,300
    Tellabs, Inc.*                                                       15,900                959,963
    U.S. Cellular Corp.*                                                 36,500              1,101,844
                                                                                          ------------
                                                                                          $ 14,545,025
------------------------------------------------------------------------------------------------------
  Utilities - Telephone - 0.3%
    LCI International, Inc.*                                             13,600           $    448,800
------------------------------------------------------------------------------------------------------
Total U.S. Stocks                                                                         $131,587,462
------------------------------------------------------------------------------------------------------
Foreign Stocks - 0.4%
  Canada - 0.4%
    Southern Africa Minerals Corp.                                      803,200           $    592,455
------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $113,095,240)                                              $132,179,917
------------------------------------------------------------------------------------------------------

Warrant
------------------------------------------------------------------------------------------------------
    Perkin Elmer Corp. (Identified Cost, $0)                                 25           $        125
------------------------------------------------------------------------------------------------------

Short-Term Obligations - 4.2%
------------------------------------------------------------------------------------------------------
                                                             PRINCIPAL AMOUNT
ISSUER                                                            (000 OMITTED)                  VALUE
------------------------------------------------------------------------------------------------------
    Federal Farm Credit Bank, due 3/02/98                                $2,525           $  2,524,621
    Student Loan Marketing Assn., due 3/06/98                             3,210              3,207,552
------------------------------------------------------------------------------------------------------
Total Short-Term Obligations, at Amortized Cost                                           $  5,732,173
------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $118,827,413)                                         $137,912,215
Other Assets, Less Liabilities - (1.4)%                                                     (1,934,829)
------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                       $135,977,386
------------------------------------------------------------------------------------------------------
*Non-income producing security.

See notes to financial statements

FINANCIAL STATEMENTS
Statement of Assets and Liabilities (Unaudited)
--------------------------------------------------------------------------
FEBRUARY 28, 1998
--------------------------------------------------------------------------
Assets:
  Investments, at value (identified cost, $118,827,413)      $ 137,912,215
  Cash                                                               8,253
  Receivable for investments sold                                2,924,244
  Receivable for Fund shares sold                                  115,817
  Interest and dividends receivable                                 11,518
  Other assets                                                       1,062
                                                             -------------
    Total assets                                             $ 140,973,109
                                                             -------------
Liabilities:
  Payable for investments purchased                          $   4,535,281
  Payable for Fund shares reacquired                               301,710
  Payable to affiliates -
    Management fee                                                   5,599
    Administrative fee                                                 112
    Shareholder servicing agent fee                                    840
    Distribution and service fee                                    61,781
  Accrued expenses and other liabilities                            90,400
                                                             -------------
      Total liabilities                                      $   4,995,723
                                                             -------------
Net assets                                                   $ 135,977,386
                                                             =============

Net assets consist of:
  Paid-in capital                                            $ 112,241,665
  Unrealized appreciation on investments                        19,084,802
  Accumulated undistributed net realized gain on
    investments and foreign currency transactions                5,679,404
  Accumulated net investment loss                               (1,028,485)
                                                             -------------
      Total                                                  $ 135,977,386
                                                             =============

Shares of beneficial interest outstanding                     13,244,476
                                                              ==========

Class A shares:
  Net asset value per share
    (net assets of $51,114,941 / 4,943,910 shares of
     beneficial interest outstanding)                           $10.34
                                                                ======
  Offering price per share (100 / 94.25)                        $10.97
                                                                ------

Class B shares:
  Net asset value and offering price per share
    (net assets of $76,704,973 / 7,498,058 shares of
     beneficial interest outstanding)                           $10.23
                                                                ======

Class C shares:
  Net asset value and offering price per share
    (net assets of $6,820,902 / 673,323 shares of
     beneficial interest outstanding)                           $10.13
                                                                ======

Class I shares:
  Net asset value, offering price, and redemption price per
    share (net assets of $1,336,570 / 129,185 shares of
     beneficial interest outstanding)                           $10.35
                                                                ======

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares. See notes to financial statements

Statement of Operations (Unaudited)
------------------------------------------------------------------------------
SIX MONTHS ENDED FEBRUARY 28, 1998
------------------------------------------------------------------------------

Net investment income:
  Income -
    Dividends                                                      $   122,928
    Interest                                                            97,843
    Foreign taxes withheld                                                 (63)
                                                                   -----------
      Total investment income                                      $   220,708
                                                                   -----------
  Expenses -
    Management fee                                                 $   462,492
    Trustees' compensation                                              10,879
    Shareholder servicing agent fee                                     76,510
    Distribution and service fee (Class A)                              54,699
    Distribution and service fee (Class B)                             366,587
    Distribution and service fee (Class C)                              29,516
    Administrative fee                                                   8,218
    Registration fees                                                   68,387
    Custodian fee                                                       23,251
    Postage                                                             19,179
    Printing                                                            16,811
    Auditing fees                                                        9,033
    Legal fees                                                             955
    Miscellaneous                                                       96,457
                                                                    ----------
      Total expenses                                               $ 1,242,974
    Fees paid indirectly                                                (3,216)
                                                                   -----------
      Net expenses                                                 $ 1,239,758
                                                                   -----------
        Net investment loss                                        $(1,019,050)
                                                                   -----------
Realized and unrealized gain (loss) on investments:
    Net realized gain on investment transactions (identified
    cost basis)                                                    $ 9,295,766
                                                                   -----------
    Change in unrealized appreciation on investments               $ 7,485,206
                                                                   -----------
        Net realized and unrealized gain on investments            $16,780,972
                                                                   -----------
          Increase in net assets from operations                   $15,761,922
                                                                   ===========

See notes to financial statements

Statement of Changes in Net Assets

--------------------------------------------------------------------------------------------------------
                                                              SIX MONTHS ENDED                YEAR ENDED
                                                             FEBRUARY 28, 1998           AUGUST 31, 1997
                                                                   (UNAUDITED)
--------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets:
From operations -
  Net investment loss                                            $  (1,019,050)            $  (1,839,697)
  Net realized gain on investment transactions                       9,295,766                 2,976,813
  Net unrealized gain on investments                                 7,485,206                19,823,645
                                                                 -------------             -------------
    Increase in net assets from operations                       $  15,761,922             $  20,960,761
                                                                 -------------             -------------
Distributions declared to shareholders -
  From net realized gain on investments and foreign currency
    transactions (Class A)                                       $  (1,274,429)            $  (5,360,182)
  From net realized gain on investments and foreign currency
    transactions (Class B)                                          (1,589,591)               (9,603,644)
  From net realized gain on investments and foreign currency
    transactions (Class C)                                            (131,362)                 (727,466)
  From net realized gain on investments and foreign currency
    transactions (Class I)                                             (38,088)                    --
                                                                 -------------             -------------
      Total distributions declared to shareholders               $  (3,033,470)            $ (15,691,292)
                                                                 -------------             -------------
Net increase in net assets from Fund share transactions          $     391,174             $   8,587,016
                                                                 -------------             -------------
      Total increase in net assets                               $  13,119,626             $  13,856,485
Net assets:
  At beginning of period                                           122,857,760               109,001,275
                                                                 -------------             -------------

  At end of period (including accumulated net investment loss
    of $1,028,485 and $9,435, respectively)                      $ 135,977,386             $ 122,857,760
                                                                 =============             =============

See notes to financial statements

Financial Highlights

-------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                             SIX MONTHS ENDED         ---------------------------------------------------------
                                            FEBRUARY 28, 1998            1997            1996            1995           1994*
                                                  (UNAUDITED)
-------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS A
-------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                 $  9.42        $   9.06       $   10.08        $   8.68        $   7.83
                                                      -------        --------       ---------        --------        --------

Income from investment operations# -
  Net investment loss(S)                              $ (0.06)       $  (0.09)      $   (0.10)       $  (0.03)       $  (0.05)
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                         1.27            1.77            0.96            1.69            0.90
                                                      -------        --------       ---------        --------        --------
    Total from investment operations                  $  1.21        $   1.68       $    0.86        $   1.66        $   0.85
                                                      -------        --------       ---------        --------        --------

Less distributions declared to shareholders from
  net realized gain on investments and foreign
  currency transactions                               $ (0.29)       $  (1.32)      $   (1.88)       $  (0.26)         --
                                                      -------        --------       ---------        --------        --------
Net asset value - end of period                       $ 10.34        $   9.42       $    9.06        $  10.08        $    8.68
                                                      =======        ========       =========        ========        ========
Total return(+)                                        13.41%++        20.26%          10.55%          19.77%          10.86%++
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                                            1.52%+          1.41%           1.28%           1.29%           1.50%+
  Net investment loss                                 (1.17)%+        (1.09)%         (1.08)%         (0.40)%         (0.87)%+
Portfolio turnover                                        67%            170%            157%            218%             82%
Average commission rate###                            $0.0565         $0.0387        $ 0.0422            --              --
Net assets at end of period (000 omitted)             $51,115         $41,737        $ 35,098         $30,194         $17,776

  *For the period from the commencement of the Fund's investment operations, December 1, 1993, through August 31, 1994.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(+)Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.
(S)The investment adviser did not impose a portion of its management fee for the period indicated. If the fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

  Net investment loss                                    --              --              --              --            $(0.08)
  Ratios (to average net assets):
    Expenses                                             --              --              --              --             2.03%+
    Net investment loss                                  --              --              --              --           (1.40)%+

See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                             SIX MONTHS ENDED       -------------------------------------------------------------
                                            FEBRUARY 28, 1998            1997            1996            1995          1994**
                                                  (UNAUDITED)
---------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS B
---------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $  9.27         $    8.93       $    9.94        $   8.59        $   7.83
                                                       -------         ---------       ---------        --------        --------
Income from investment operations# -
  Net investment loss(S)                               $ (0.09)        $   (0.16)      $   (0.17)       $  (0.13)       $  (0.12)
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                          1.26              1.75            0.95            1.69            0.88
                                                       -------         ---------       ---------        --------        --------
    Total from investment operations                   $  1.17         $    1.59       $    0.78        $   1.56        $   0.76
                                                       -------         ---------       ---------        --------        --------
Less distributions declared to shareholders from
  net realized gain on investments and foreign
  currency transactions                                $ (0.21)        $   (1.25)      $   (1.79)       $  (0.21)             --
                                                       -------         ---------       ---------        --------        --------
Net asset value - end of period                        $ 10.23         $    9.27       $    8.93        $   9.94        $   8.59
                                                       =======         =========       =========        ========        ========
Total return                                            13.00%++          19.36%           9.67%          18.75%           9.71%++
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                                             2.24%+            2.20%           2.13%           2.29%           2.57%+
  Net investment loss                                  (1.89)%+          (1.87)%         (1.81)%         (1.44)%         (2.02)%=
Portfolio turnover                                         67%              170%            157%            218%             82%
Average commission rate###                             $0.0565         $  0.0387       $  0.0422             --              --
Net assets at end of period (000 omitted)              $76,704         $  73,940       $  67,043        $ 61,742        $ 36,849

 **For the period from the commencement of the Fund's investment operations, December 1, 1993, through August 31, 1994.
  +Annualized.
  +Not annualized.
  #Per share data are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses Are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment adviser did not impose a portion of its management fee for the period indicated. If the fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

  Net investment loss                                    --              --              --              --             $(0.15)
  Ratios (to average net assets):
    Expenses                                             --              --              --              --              3.10%+
    Net investment loss                                  --              --              --              --            (2.56)%+

See notes to financial statements

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                             SIX MONTHS ENDED       ---------------------------------------------------------
                                            FEBRUARY 28, 1998            1997            1996            1995         1994***
                                                  (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------
                                                      CLASS C
-----------------------------------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                  $   9.19        $    8.85       $    9.91        $   8.61        $   7.80
                                                       --------        ---------       ---------        --------        --------

Income from investment operations# -
  Net investment loss(S)                               $  (0.09)       $   (0.16)      $   (0.17)       $  (0.14)       $  (0.04)
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                                           1.25            1.74            0.94            1.69             0.85
                                                       --------        ---------       ---------        --------        -------
    Total from investment operations                   $   1.16        $    1.58       $    0.77        $   1.55        $   0.81
                                                       --------        ---------       ---------        --------        -------

Less distributions declared to shareholders from
  net realized gain on investments and foreign
  currency transactions                                $  (0.22)       $   (1.24)      $   (1.83)       $  (0.25)            --
                                                       --------        ---------       ---------        --------        -------
Net asset value - end of period                        $  10.13        $    9.19       $    8.85        $   9.91        $  8.61
                                                       ========        =========       =========        ========        =======
Total return                                             13.00%++         19.44%            9.60%          18.63%         10.38%++
Ratios (to average net assets)/
 Supplemental data(S):
  Expenses##                                              2.29%+           2.16%            2.17%           2.30%           2.50%+
  Net investment loss                                   (1.91)%+           (1.79)%         (1.90)%         (1.55)%         (2.22)%+
Portfolio turnover                                          67%             170%             157%            218%             82%
Average commission rate###                             $ 0.0565        $  0.0387       $  0.0422             --              --
Net assets at end of period (000 omitted)              $  6,821        $   5,796       $   6,860        $  3,209        $     87

***For the period from the inception of Class C, August 1, 1994, through August 31, 1994.
  +Annualized.
 ++Not annualized.
  #Per share data are based on average shares outstanding.
 ##For fiscal years ending after September 1, 1995, the Fund's expenses are calculated without reduction for fees paid indirectly.
###Average commission rate is calculated for funds with fiscal years beginning on or after September 1, 1995.
(S)The investment adviser did not impose a portion of its management fee for the period indicated. If the fee had been incurred by the Fund, the net investment loss per share and the ratios would have been:

  Net investment loss                                       --               --              --              --         $  (0.05)
  Ratios (to average net assets):
    Expenses                                                --               --              --              --             3.03%+
    Net investment loss                                     --               --              --              --            (2.71)%+

See notes to financial statements

--------------------------------------------------------------------------------------------------------
                                                        SIX MONTHS ENDED                  PERIOD ENDED
                                                       FEBRUARY 28, 1998                    AUGUST 31,
                                                             (UNAUDITED)                      1997****
--------------------------------------------------------------------------------------------------------
                                                                 CLASS I
--------------------------------------------------------------------------------------------------------
Per share data (for a share outstanding throughout each period):
Net asset value - beginning of period                          $   9.44                         $   8.50
                                                               --------                         --------

Income from investment operations# -
  Net investment loss                                          $  (0.04)                        $ (0.05)
  Net realized and unrealized gain on investments and
    foreign currency transactions                                  1.26                             0.99
                                                               --------                         --------
    Total from investment operations                           $   1.22                         $   0.94
                                                               --------                         --------

Less distributions declared to shareholders from net
  realized gain on investments and foreign currency
  transactions                                                 $  (0.31)                             --
                                                               --------                         --------
Net asset value - end of period                                $  10.35                         $   9.44
                                                               ========                         ========
Total return                                                     13.38%++                         11.06%+
Ratios (to average net assets)/Supplemental data:
  Expenses##                                                      1.26%+                           1.03%+
  Net investment loss                                           (0.90)%+                         (0.74)%+
Portfolio turnover                                                  67%                             170%
Average commission rate                                        $ 0.0565                          $0.0387
Net assets at end of period (000 omitted)                      $  1,337                          $ 1,384

****For the period from the inception of Class I, January 2, 1997, through August 31, 1997.
   +Annualized.
  ++Not annualized.
   #Per share data are based on average shares outstanding.
  ##The Fund's expenses are calculated without reduction for fees paid indirectly.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS (Unaudited)

(1) Business and Organization
MFS Mid Cap Growth Fund (the Fund) is a diversified series of MFS Series Trust IV (the Trust). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) Significant Accounting Policies
General - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investment Valuations - Equity securities listed on securities exchanges or reported through the NASDAQ system are reported at market value using last sale prices. Unlisted equity securities or listed equity securities for which last sale prices are not available are reported at market value using last quoted bid prices. Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues, forward contracts, and interest rate swaps, are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Securities for which there are no such quotations or valuations are valued at fair value as determined in good faith by or at the direction of the Trustees.

Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Forward Foreign Currency Exchange Contracts - The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The Fund will enter into forward contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the Fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The Fund may also use contracts in a manner intended to protect foreign currency-denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the Fund may enter into contracts with the intent of changing the relative exposure of the Fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All discount is accreted for financial statement and tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

Fees Paid Indirectly - The Fund's custody fee is calculated as a percentage of the Fund's average daily net assets. The fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the Fund. This amount is shown as a reduction of expenses on the Statement of Operations.

Tax Matters and Distributions - The Fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. The Fund files a tax return annually using tax accounting methods required under provisions of the Code, which may differ from generally accepted accounting principles, the basis on which these financial statements are prepared. Accordingly, the amount of net investment income and net realized gain reported on these financial statements may differ from that reported on the Fund's tax return and, consequently, the character of distributions to shareholders reported in the financial highlights may differ from that reported to shareholders on Form 1099-DIV.

Multiple Classes of Shares of Beneficial Interest - The Fund offers multiple classes of shares. The classes of shares differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

(3) Transactions with Affiliates
Investment Adviser - The Fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.75% of average daily net assets.

Administrator - The Fund has an administrative services agreement with MFS to provide the Fund with certain financial, legal, shareholder servicing, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, the Fund pays MFS an administrative fee at the following annual percentages of the Fund's average daily net assets:

            First $1 billion                               0.0150%
            Next $1 billion                                0.0125%
            Next $1 billion                                0.0100%
            In excess of $3 billion                        0.0000%

The Fund pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of the Fund, all of whom receive renumeration for their services to the Fund from MFS. Certain officers and Trustees of the Fund are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). The Fund has an unfunded defined benefit plan for all of its independent Trustees and Mr. Bailey. Included in Trustees' compensation is a net periodic pension expense of $2,655 for the six months ended February 28, 1998.

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received $11,599 for the six months ended February 28, 1998, as its portion of the sales charge on sales of Class A shares of the Fund.

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment Company Act of 1940 as follows:

The Fund's distribution plan provides that the Fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the Fund related to the distribution and servicing of its shares. These expenses include a service fee to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of the Fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer, a distribution fee to MFD of up to 0.10% per annum of the Fund's average daily net assets attributable to Class A shares, commissions to dealers and payments to MFD wholesalers for sales at or above a certain dollar level, and other such distribution-related expenses that are approved by the Fund. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $8,883 for the six months ended February 28, 1998. Payment of the 0.10% per annum Class A distribution fee will commence on such date as the Trustees of the Fund may determine. Fees incurred under the distribution plan during the six months ended February 28, 1998, were 0.25% of average daily net assets attributable to Class A shares on an annualized basis.

The Fund's distribution plan provides that the Fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the Fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be additional consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer, which amounted to $11,179 and $94 for Class B and Class C shares, respectively, for the six months ended February 28, 1998. Fees incurred under the distribution plan during the year ended February 28, 1998, were 1.00% and 1.00% of average daily net assets attributable to Class B and Class C shares on an annualized basis, respectively.

Purchases over $1 million of Class A shares and certain purchases by retirement plans are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months following such purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class C shares in the event of a shareholder redemption within twelve months of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the six months ended February 28, 1998, were $3,036, $54,516, and $1,452 for Class A, Class B, and Class C shares, respectively.

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.1125%. Prior to January 1, 1998, the fee was calculated as a percentage of the Fund's average daily net assets at an effective annual rate of 0.13%.

(4) Portfolio Securities
Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations aggregated $82,148,628 and $84,157,178, respectively.

The cost and unrealized appreciation or depreciation in value of the investments owned by the Fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $118,827,413
                                                                 ------------
Gross unrealized appreciation                                    $ 28,519,280
Gross unrealized depreciation                                      (9,434,478)
                                                                 ------------
    Net unrealized appreciation                                  $ 19,084,802
                                                                 ============

(5) Shares of Beneficial Interest
The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A Shares
                                 SIX MONTHS ENDED FEBRUARY 28, 1998                   YEAR ENDED AUGUST 31, 1997
                                 ----------------------------------             --------------------------------
                                          SHARES             AMOUNT                    SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold                            1,253,212       $ 11,984,650                 3,045,715       $ 27,193,349
Shares issued to shareholders in
  reinvestment of distributions          136,492          1,203,819                   589,985          4,958,075
Shares transferred to Class I              --                --                      (265,865)        (2,259,849)
Shares reacquired                       (874,921)        (8,475,830)               (2,816,583)       (25,053,752)
                                     -----------       ------------               -----------       ------------
    Net increase                         514,783       $  4,712,639                   553,252       $  4,837,823
                                     ===========       ============               ===========       ============

Class B Shares
                                 SIX MONTHS ENDED FEBRUARY 28, 1998                   YEAR ENDED AUGUST 31, 1997
                                 ----------------------------------             --------------------------------
                                          SHARES             AMOUNT                    SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold                            1,843,447       $ 17,739,114                 4,632,366       $ 40,232,895
Shares issued to shareholders in
  reinvestment of distributions          160,124          1,397,894                 1,017,100          8,502,410
Shares reacquired                     (2,477,975)       (23,660,424)               (5,182,228)       (44,830,300)
                                     -----------       ------------               -----------       ------------
    Net increase (decrease)             (474,404)      $ (4,523,416)                  467,238       $  3,905,005
                                     ===========       ============               ===========       ============

Class C Shares
                                 SIX MONTHS ENDED FEBRUARY 28, 1998                   YEAR ENDED AUGUST 31, 1997
                                 ----------------------------------             --------------------------------
                                          SHARES             AMOUNT                    SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold                              236,052       $  2,232,638                   555,743       $  4,850,217
Shares issued to shareholders in
  reinvestment of distributions           13,332            115,323                    81,725            674,616
Shares reacquired                       (206,455)        (1,958,212)                 (782,083)        (6,947,620)
                                     -----------       ------------               -----------       ------------
    Net increase (decrease)               42,929       $    389,749                  (144,615)      $ (1,422,787)
                                     ===========       ============               ===========       ============

Class I Shares
                                 SIX MONTHS ENDED FEBRUARY 28, 1998                PERIOD ENDED AUGUST 31, 1997*
                                 ----------------------------------             --------------------------------
                                          SHARES             AMOUNT                    SHARES             AMOUNT
----------------------------------------------------------------------------------------------------------------
Shares sold                                6,152       $     59,101                    12,016       $     95,935
Shares issued to shareholders in
  reinvestment of distributions            4,318             38,087                        --                --
Shares transferred from Class A               --                 --                   265,865          2,259,849
Shares reacquired                        (27,961)          (284,986)                 (131,205)        (1,088,809)
                                     -----------       ------------               -----------       ------------
    Net increase (decrease)              (17,491)      $   (187,798)                  146,676       $  1,266,975
                                     ===========       ============               ===========       ============

*For the period from the inception of Class I, January 2, 1997, through August
 31, 1997.

(6) Line of Credit
The Fund and other affiliated funds participate in a $400 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Fund shares. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to the Fund for the six months ended February 28, 1998, was $309.

                 --------------------------------------------
This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

MFS(R) MID CAP GROWTH FUND

TRUSTEES                                  CUSTODIAN
                                          State Street Bank and Trust Company
Richard B. Bailey* - Private
Investor; Former Chairman and             INVESTOR INFORMATION
Director (until 1991), MFS                For MFS stock and bond market
Investment Management                     outlooks, call toll free:
                                          1-800-637-4458 anytime from a
Peter G. Harwood - Private Investor       touch-tone telephone.

J. Atwood Ives - Chairman and Chief       For information on MFS mutual funds,
Executive Officer, Eastern                call your financial adviser or, for
Enterprises                               an information kit, call toll free:
                                          1-800-637-2929 any business day from
Lawrence T. Perera - Partner,             9 a.m. to 5 p.m. Eastern time (or
Hemenway & Barnes                         leave a message anytime).

William J. Poorvu - Adjunct               INVESTOR SERVICE
Professor, Harvard University             MFS Service Center, Inc.
Graduate School of Business               P.O. Box 2281
Administration                            Boston, MA 02107-9906

Charles W. Schmidt - Private              For general information, call toll
Investor                                  free: 1-800-225-2606 any business
                                          day from 8 a.m. to 8 p.m. Eastern
Arnold D. Scott* - Senior Executive       time.
Vice President, Director, and
Secretary, MFS Investment Management      For service to speech- or
                                          hearing-impaired, call toll free:
Jeffrey L. Shames* - Chairman, Chief      1-800-637-6576 any business day from
Executive Officer, and Director, MFS      9 a.m. to 5 p.m. Eastern time. (To
Investment Management                     use this service, your phone must be
                                          equipped with a Telecommunications
Elaine R. Smith - Independent             Device for the Deaf.) For share
Consultant                                prices, account balances, and
                                          exchanges, call toll free:
David B. Stone - Chairman, North          1-800-MFS-TALK (1-800-637-8255)
American Management Corp.                 anytime from a touch-tone telephone.
(investment advisers)
                                          WORLD WIDE WEB
INVESTMENT ADVISER                        www.mfs.com
Massachusetts Financial Services
Company 500 Boylston Street               [Dalbar logo] For the fourth year
Boston, MA 02116-3741                     in a row, MFS earned a #1 ranking
                                          in the DALBAR, Inc. Broker/Dealer
DISTRIBUTOR                               Survey, Main Office Operations
MFS Fund Distributors, Inc.               Service Quality Category. The firm
500 Boylston Street                       achieved a 3.42 overall score on a
Boston, MA 02116-3741                     scale of 1 to 4 in the 1997
                                          survey. A total of 111 firms
PORTFOLIO MANAGER                         responded, offering input on the
Mark Regan*                               quality of service they received
                                          from 29 mutual fund companies
TREASURER                                 nationwide. The survey contained
W. Thomas London*                         questions about service quality in
                                          11 categories, including
ASSISTANT TREASURERS                      "knowledge of operations contact,"
Mark E. Bradley*                          "keeping you informed," and "ease of
Ellen Moynihan*                           doing business" with the firm.
James O. Yost*

SECRETARY
Stephen E. Cavan*

ASSISTANT SECRETARY
James R. Bordewick, Jr.*

*Affiliated with the Investment Adviser

                                                              -------------
MFS(RM) MID CAP                                                BULK RATE
GROWTH FUND                                                   U.S. POSTAGE
                                                                  PAID
[LOGO]MFS(SM)                                                      MFS
INVESTMENT MANAGEMENT                                         -------------
We invented the mutual fund(SM)

500 Boylston Street
Boston, MA 02116-3741

[DALBAR]

(C)1998 MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116-3741
                                             MMC-3    4/98  27M  83/283/383/883